Financial Instruments and Financial Risk Management (Details) - Schedule of linkage of monetary items by currency ₪ in Thousands, kr in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SEK (kr)	Dec. 31, 2022 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SEK (kr)	Dec. 31, 2021 ILS (₪)
Assets:
Cash and cash equivalents	$ 110	kr 5,014	₪ 71	$ 7,285	kr 7,276	₪ 51
Short term bank deposits	5,000
Restricted short term bank deposits			63			70
Other receivables		152	4		328	18
Total asset	5,110	5,166	138	7,285	7,604	139
Current liabilities:
Current maturities of long-term loans	941			220
Current maturities of lease liability			78			127
Accounts payable and accruals:
Trade		50	25		33	13
Other		124	282		97	231
Non-current liabilities
Lease liabilities, net of current maturities			88
Long-term loans, net of current maturities				882
Total liabilities	941	174	473	1,102	130	371
Net asset value	4,169	kr 4,992	₪ (335)	6,183	kr 7,474	₪ (232)
Other Currencies [Member]
Assets:
Cash and cash equivalents	100			9
Short term bank deposits
Restricted short term bank deposits
Other receivables	5			43
Total asset	105			52
Current liabilities:
Current maturities of long-term loans	32
Current maturities of lease liability
Accounts payable and accruals:
Trade
Other	327			182
Non-current liabilities
Lease liabilities, net of current maturities
Long-term loans, net of current maturities	96			129
Total liabilities	455			311
Net asset value	$ (350)			$ (259)